PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	December 31,
	2011	2012

Other receivable (i)	6,323	1,794
Prepaid rental expenses	5,864	6,857
Advance to suppliers	2,019	1,532
Advanced to third party for stock repurchase (ii)	1,154	46
Prepaid advertisement expenses	928	513
Short-term deposits	828	461
Interest receivable	806	458
Staff advances and others	723	1,250
	18,645	12,911

(i)                                     Other receivable consists of cash that had been received from students but held by the electronic payment processors. The funds are transferred to the Group shortly after payments are received by electronic payment processors.

(ii)                                  Advanced to third party for stock repurchase is the cash disbursed to an independent investment bank for the future repurchases of the Company’s outstanding ADSs, which is refundable at the discretion of the Company.